SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 46.6%
Asset Backed Securities - 22.4%
$ 657,157 Affirm Asset Securitization Trust,
1.07%, 08/15/25 (a) $ 638,645
1,658,013 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 1,596,146
2,020,000 AMSR Trust, 1.63%, 07/17/37 (a) 1,828,307
1,216,839 Atalaya Equipment Leasing Trust,
1.23%, 05/15/26 (a) 1,181,738
1,209,168 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (a) 1,165,098
2,380,000 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (a) 2,353,728
1,101,205 Carvana Auto Receivables Trust, 0.49%,
03/10/26 1,060,731
1,107,818 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b) 1,066,218
2,100,000 CCG Receivables Trust, 3.91%,
07/16/29 (a) 2,060,413
440,150 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 431,594
2,084,553 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,860,655
751,304 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 699,268
551,036 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 486,407
478,446 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 444,778
375,217 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 359,505
312,503 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 309,474
1,190,000 DLLMT, LLC, 1.00%, 07/21/25 (a) 1,129,582
780,307 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (a) 672,878
1,773,385 FirstKey Homes Trust, 1.34%,
08/17/37 (a) 1,584,763
228,829 Freed ABS Trust, 1.41%, 03/20/28 (a) 226,998
117,913 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 5.46%,
08/25/48 (a)(c) 115,691
1,345,063 Iowa Student Loan Liquidity Corp.
(USD 1 Month LIBOR + 0.67%),
4.71%, 08/25/70 (c) 1,275,336
1,241,417 Navient Student Loan Trust, 0.97%,
12/16/69 (a) 1,039,959
1,292,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 5.92%,
10/15/31 (a)(c) 1,278,544
Principal
Amount
Security
Description Value
$ 472,802 NMEF Funding, LLC, 0.81%,
12/15/27 (a) $ 466,091
987,547 NMEF Funding, LLC, 2.58%,
10/16/28 (a) 952,388
1,725,000 NMEF Funding, LLC, 6.07%,
06/15/29 (a) 1,722,202
1,160,864 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 4.96%, 09/25/61 (c) 1,118,639
1,187,387 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51 (a) 1,036,717
911,110 Pawneee Equipment Receivables,
1.10%, 07/15/27 (a) 874,007
1,755,000 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26 (a) 1,728,641
103,642 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
5.45%, 12/24/33 (a)(c) 102,748
25,905 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
5.28%, 12/24/33 (a)(c) 25,721
297,019 Progress Residential Trust, 2.27%,
09/17/36 (a) 281,038
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 828,644
1,751,584 Progress Residential Trust, 1.05%,
04/17/38 (a) 1,509,405
971,651 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 5.36%,
10/25/23 (c) 959,295
843,041 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.01%,
04/15/29 (c) 841,136
483,628 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 6.06%,
07/25/23 (c) 478,613
605,591 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 5.86%,
04/25/23 (c) 599,722
578,076 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) 553,523
707,139 Sofi Professional Loan Program Trust,
1.03%, 08/17/43 (a) 561,531
496,096 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 479,052
889,632 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (a) 731,575
545,773 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48 (a) 513,203

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,822,358 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) $ 1,778,158
223,553 Tricon American Homes Trust, 2.75%,
03/17/38 (a) 204,810
2,390,000 UNIFY Auto Receivables Trust, 0.98%,
07/15/26 (a) 2,291,659
2,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 2,098,979
47,603,953
Non-Agency Commercial Mortgage Backed Securities - 16.4%
1,496,701 BANK 2019-BNK16, 3.93%, 02/15/52 1,471,495
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,752,471
1,615,000 BPR Trust (USD 1 Month LIBOR +
1.25%), 5.57%, 02/15/29 (a)(c) 1,570,782
1,475,000 BX Trust (USD 1 Month LIBOR +
0.95%), 5.27%, 09/15/36 (a)(c) 1,390,534
950,000 BX Trust (USD 1 Month LIBOR +
0.90%), 5.22%, 10/15/36 (a)(c) 903,538
860,000 BX Trust (USD 1 Month LIBOR +
0.85%), 5.17%, 11/15/38 (a)(c) 827,328
510,000 BX Trust (USD 1 Month LIBOR +
0.70%), 5.02%, 01/15/34 (a)(c) 493,517
2,000,000 BXHPP Trust (USD 1 Month LIBOR +
0.65%), 4.97%, 08/15/36 (a)(c) 1,870,440
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 873,411
1,009,945 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 963,726
888,648 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 876,238
540,362 COMM Mortgage Trust Interest Only
REMIC, 0.96%, 03/10/46 (b) 15
166,027 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 163,801
2,000,000 FirstKey Homes Trust, 4.25%,
07/17/26 (a) 1,886,740
1,600,000 GCT Commercial Mortgage Trust (USD
1 Month LIBOR + 0.80%), 5.12%,
02/15/38 (a)(c) 1,484,580
1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust (USD 1 Month LIBOR +
0.95%), 5.27%, 10/15/36 (a)(c) 1,678,156
624,218 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(b) 1
289,998 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(b) 278,958
426,096 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 410,469
246,099 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 237,256
Principal
Amount
Security
Description Value
$ 488,550 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) $ 468,415
1,086,156 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 1,024,242
624,883 KKR Industrial Portfolio Trust (USD
1 Month LIBOR + 0.55%), 4.87%,
12/15/37 (a)(c) 603,703
1,772,192 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 5.27%,
08/15/38 (a)(c) 1,673,793
610,000 MED Trust (USD 1 Month LIBOR +
0.95%), 5.27%, 11/15/38 (a)(c) 587,052
1,000,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.80%),
5.12%, 04/15/38 (a)(c) 969,816
1,102,832 MHP 2022-MHIL, 5.15%, 01/15/27 (a)
(c) 1,055,849
1,130,265 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,083,756
359,821 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 353,078
750,000 ReadyCap Commercial Morgage Trust
CLO, 5.59%, 01/25/37 (a)(c) 729,148
1,730,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 4.89%, 07/15/36 (a)(c) 1,660,557
750,660 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(b) 686,218
618,794 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(b) 538,135
925,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 854,711
1,290,000 TRTX Issuer, Ltd. CLO, 5.46%,
02/15/39 (a)(c) 1,241,584
1,450,000 VASA Trust (USD 1 Month LIBOR +
0.90%), 5.22%, 07/15/39 (a)(c) 1,337,103
1,093,671 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (a)(b) 893,494
34,894,110
Non-Agency Residential Mortgage Backed Securities - 7.8%
803,347 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (a)(b) 725,252
125,230 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 5.26%, 12/25/33 (a)(c) 118,756
418,068 BRAVO Residential Funding Trust,
4.68%, 11/25/69 (a)(c) 413,823
833,899 BRAVO Residential Funding Trust,
4.68%, 01/25/70 (a)(c) 823,302
402,090 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(b) 380,763

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 382,373 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b) $ 325,369
907,420 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(b) 875,913
400,422 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(b) 388,212
995,183 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (a)(b) 959,496
406,222 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 389,152
527,244 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(b) 497,591
45,825 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(b) 42,529
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,119
233,032 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(b) 214,434
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 5.51%,
02/25/33 (c) 154,571
172,149 CSMLT Trust, 2.99%, 10/25/30 (a)(b) 156,593
1,317,659 Finance of America HECM Buyout,
2.69%, 02/25/32 (a)(b) 1,269,839
545,721 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 500,901
245,537 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (b) 239,597
56,469 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(b) 55,345
77,620 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(b) 77,220
359,656 MFRA Trust, 1.79%, 08/25/49 (a)(b) 330,691
446,675 MFRA Trust, 0.85%, 01/25/56 (a)(b) 390,773
604,155 MFRA Trust, 3.91%, 04/25/66 (a)(d) 567,880
288,448 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(b) 283,811
312,090 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(b) 292,869
28,144 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(b) 25,901
46,956 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(b) 43,510
77,557 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(b) 72,061
558,872 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(b) 494,109
Principal
Amount
Security
Description Value
$ 11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 6.71%, 12/31/23 (c) $ 9,259
2 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (b) 2
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 12/31/23 5,256
739,541 RMF Buyout Issuance Trust, 1.26%,
11/25/31 (a)(b) 693,864
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56 (a)(b) 605,921
975,330 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(b) 925,036
948,520 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 882,755
136,076 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(b) 130,888
209,512 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(b) 205,308
901,625 Towd Point Mortgage Trust, 2.25%,
02/25/60 (a)(b) 838,975
1,084,821 Towd Point Mortgage Trust, 2.25%,
11/25/61 (a)(b) 967,844
247,956 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(b) 243,786
40,385 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(b) 39,863
16,660,139
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $105,614,442) 99,158,202
Corporate Bonds - 30.4%
Communication Services - 2.4%
2,364,000 AT&T, Inc., 1.70%, 03/25/26 2,130,430
750,000 Meta Platforms, Inc., 3.50%, 08/15/27 699,000
885,000 Netflix, Inc., 4.38%, 11/15/26 851,813
1,000,000 The Walt Disney Co., 1.75%, 01/13/26 915,274
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 575,249
5,171,766
Consumer Discretionary - 5.5%
895,000 AMC Networks, Inc., 4.25%, 02/15/29 557,672
1,845,000 Dollar General Corp., 3.88%, 04/15/27 1,759,172
1,100,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 1,013,546
680,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 658,599
1,875,000 Lennar Corp., 4.50%, 04/30/24 1,849,933
1,261,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,000,843
1,826,000 McDonald's Corp., MTN, 3.70%,
01/30/26 1,775,316
1,475,000 Newell Brands, Inc., 4.45%, 04/01/26 1,387,673

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,419,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 $ 1,416,421
11,419,175
Consumer Staples - 1.4%
400,000 Cargill, Inc., 3.50%, 04/22/25 (a) 387,042
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 429,000
2,205,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,130,533
2,946,575
Financials - 10.9%
820,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 780,951
775,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (b) 754,428
1,485,000 Bank of America Corp., MTN, 2.02%,
02/13/26 (b) 1,378,407
2,445,000 Citigroup, Inc., 1.46%, 06/09/27 (b) 2,120,812
1,220,000 Comcast Corp., 5.25%, 11/07/25 1,235,985
2,200,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 2,137,682
2,500,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (b) 2,205,091
2,340,000 Morgan Stanley, 2.19%, 04/28/26 (b) 2,174,481
418,000 National Retail Properties, Inc., 4.00%,
11/15/25 401,631
947,000 National Retail Properties, Inc., 3.60%,
12/15/26 883,272
990,000 Oracle Corp., 5.80%, 11/10/25 1,012,161
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,355,081
1,936,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (b)(e) 1,893,408
2,360,000 The Goldman Sachs Group, Inc.,
0.67%, 03/08/24 (b) 2,334,573
2,015,000 Wells Fargo & Co., 4.81%, 07/25/28 (b) 1,968,043
420,000 Wells Fargo & Co., 3.75%, 01/24/24 414,293
23,050,299
Industrials - 5.3%
2,085,000 BMW US Capital, LLC, 2.80%,
04/11/26 (a) 1,947,850
2,125,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,066,107
2,305,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,227,110
1,450,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,299,146
1,850,000 TTX Co., 3.60%, 01/15/25 (a) 1,783,374
Principal
Amount
Security
Description Value
$ 2,208,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) $ 2,108,660
11,432,247
Information Technology - 3.9%
900,000 eBay, Inc., 3.45%, 08/01/24 875,494
2,325,000 NXP BV/NXP Funding, LLC/NXP
USA, Inc., 2.70%, 05/01/25 2,188,363
1,195,000 Oracle Corp., 3.40%, 07/08/24 1,165,833
2,410,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,175,386
2,060,000 Xilinx, Inc., 2.95%, 06/01/24 2,003,987
8,409,063
Materials - 0.8%
1,765,000 The Mosaic Co., 4.25%, 11/15/23 1,750,273
Utilities - 0.2%
430,000 PacifiCorp, 2.95%, 06/01/23 426,184
Total Corporate Bonds (Cost $69,112,713) 64,605,582
Government & Agency Obligations - 22.2%
GOVERNMENT SECURITIES - 19.7%
Municipals - 1.4%
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 497,521
250,000 Douglas County School District No. 17,
Nebraska GO, 1.23%, 06/15/25 229,441
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 214,992
370,000 Little Co. of Mary Hospital of Indiana,
Inc., Indiana, 1.58%, 11/01/24 344,787
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,265,672
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 203,914
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 157,764
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 147,610
3,061,701
U.S. Treasury Securities - 18.3%
900,000 U.S. Treasury Note, 2.75%, 11/15/23 884,672
10,650,000 U.S. Treasury Note, 2.13%, 11/30/24 10,194,463
18,880,000 U.S. Treasury Note, 2.13%, 05/15/25 17,941,162
11,080,000 U.S. Treasury Note/Bond, 0.50%,
02/28/26 9,872,886
38,893,183
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.5%
Federal Home Loan Mortgage Corp. - 1.3%
266,702 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 247,390

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 331,215 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (d) $ 322,957
1,290,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,270,243
335,970 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 54,653
99,004 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 9,252
94,215 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 12,006
208,762 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 203,851
796,448 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (b) 745,476
2,865,828
Federal National Mortgage Association - 0.1%
100,567 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 97,381
180,734 Federal National Mortgage Association
Interest Only, 2.67%, 01/25/39 (b) 2,852
100,233
Government National Mortgage Association - 1.1%
1,305,352 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,301,908
147,594 Government National Mortgage
Association #559220, 7.00%,
01/15/33 147,375
102,340 Government National Mortgage
Association #610022, 5.60%,
08/15/34 102,137
315,820 Government National Mortgage
Association #632798, 5.13%,
11/15/34 315,093
451,393 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 455,854
74,253 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (b) 72,401
2,394,768
Total Government & Agency Obligations (Cost
$49,340,170) 47,315,713
Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 01/30/23), 13.03% (b)(e) $ 448,630
Total Preferred Stocks (Cost $564,328) 448,630
Short-Term Investments - 0.3%
Investment Company - 0.3%
663,336 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.05% (f) 663,336
Total Short-Term Investments (Cost $663,336) 663,336
Investments, at value - 99.7% (Cost $225,294,989) 212,191,463
Other assets in excess of liabilities - 0.3% 630,978
NET ASSETS - 100.0% $ 212,822,441
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2022, the aggregate value of these liquid securities were
$97,704,677 or 45.9% of net assets.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2022.
(c) Floating rate security. Rate presented is as of December 31, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December
31, 2022.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 28.2%
Asset Backed Securities - 10.3%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (a) $ 819,932
552,671 American Homes 4 Rent Trust, 3.68%,
12/17/36 (a) 532,049
400,000 AMSR Trust, 1.63%, 07/17/37 (a) 362,041
1,250,000 ARM Master Trust, 2.43%, 11/15/27 (a) 1,151,520
557,793 Capital Automotive, 1.44%,
08/15/51 (a) 477,805
861,307 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (a) 744,755
962,193 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 849,342
424,878 Commonbond Student Loan Trust,
1.17%, 09/25/51 (a) 344,831
864,171 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 762,119
549,099 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45 (a) 463,455
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (a) 781,776
893,021 Home Partners of America Trust,
2.20%, 01/17/41 (a) 751,704
552,914 Navient Student Loan Trust, 1.11%,
02/18/70 (a) 465,489
1,100,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 5.92%,
10/15/31 (a)(b) 1,088,544
365,585 Nelnet Student Loan Trust, 1.63%,
04/20/62 (a) 329,437
654,166 Nelnet Student Loan Trust, 1.36%,
04/20/62 (a) 578,870
94,612 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
5.45%, 12/24/33 (a)(b) 93,795
813,070 Progress Residential Trust, 1.52%,
07/17/38 (a) 703,033
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46 (a) 369,926
786,901 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 5.36%,
10/25/23 (b) 776,894
1,140,364 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.01%,
04/15/29 (b) 1,137,787
281,110 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 5.86%,
04/25/23 (b) 278,385
Principal
Amount
Security
Description Value
$ 339,306 SMB Private Education Loan Trust,
2.70%, 05/15/31 (a) $ 324,894
102,726 Social Professional Loan Program,
2.34%, 04/25/33 (a) 100,593
653,933 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 638,073
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (a) 513,866
1,335,646 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,105,302
1,632,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (a) 1,439,300
17,985,517
Non-Agency Commercial Mortgage Backed Securities - 8.3%
1,200,000 American Tower Trust I, 3.07%,
03/15/23 (a) 1,193,282
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (a)(c) 1,037,357
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 864,438
1,255,000 BX Trust (USD 1 Month LIBOR +
0.95%), 5.27%, 09/15/36 (a)(b) 1,183,132
200,000 BX Trust (USD 1 Month LIBOR +
0.90%), 5.22%, 10/15/36 (a)(b) 190,219
860,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 828,589
540,362 COMM Mortgage Trust Interest Only
REMIC, 0.96%, 03/10/46 (c) 15
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 858,551
790,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 5.20%, 11/15/36 (a)(b) 763,190
945,489 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44 (a)(c) 2
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,354,186
600,000 MED Trust (USD 1 Month LIBOR +
0.95%), 5.27%, 11/15/38 (a)(b) 577,428
1,325,000 MHC Commercial Mortgage Trust
(USD 1 Month LIBOR + 0.85%),
5.17%, 05/15/38 (a)(b) 1,285,103
414,205 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 397,113
792,363 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (a)(c) 724,341
477,356 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41 (a)(c) 415,133
610,000 Tricon Residential Trust, 3.86%,
04/17/39 (a) 563,647

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 $ 797,021
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,429,871
14,462,618
Non-Agency Residential Mortgage Backed Securities - 9.6%
148,225 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 5.26%, 12/25/33 (a)(b) 140,562
560,553 BRAVO Residential Funding Trust,
4.68%, 11/25/69 (a)(b) 554,862
1,063,360 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(c) 904,836
495,500 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 480,390
281,366 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 269,543
432,228 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 407,919
316,302 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 293,555
98,317 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 93,657
16,657 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 15,710
1,182 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
12/31/23 1,119
874,037 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (a)(c) 776,068
948,016 Credit Suisse Mortgage Trust, 2.50%,
11/25/56 (a)(c) 810,443
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 5.51%,
02/25/33 (b) 154,571
165,528 CSMLT Trust, 2.99%, 10/25/30 (a)(c) 150,570
825,346 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 757,561
695,143 Flagstar Mortgage Trust, 2.50%,
04/25/51 (a)(c) 596,004
749,894 Flagstar Mortgage Trust, 2.50%,
07/25/51 (a)(c) 641,072
256,154 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 249,958
21,512 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 21,084
Principal
Amount
Security
Description Value
$ 40,834 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 2.63%,
01/25/59 (a)(c) $ 40,624
1,067,104 Hundred Acre Wood Trust, 2.50%,
07/25/51 (a)(c) 925,285
897,842 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51 (a)(c) 767,550
641,334 MFRA Trust, 3.91%, 04/25/66 (a)(d) 602,827
359,381 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 337,027
267,014 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 245,939
155,227 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 142,856
119,524 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 110,754
276,401 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 256,812
673,599 Onslow Bay Financial LLC, 3.00%,
02/25/52 (a)(c) 595,504
1,469,903 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 1,260,270
864,984 Provident Funding Mortgage Trust,
2.50%, 04/25/51 (a)(c) 741,623
1,041,832 PSMC Trust, 2.50%, 08/25/51 (a)(c) 895,854
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 6.71%, 12/31/23 (b) 10,871
912,739 Sequoia Mortgage Trust, 2.50%,
06/25/51 (a)(c) 783,662
291,360 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 267,428
684,275 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 636,831
66,629 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 65,508
56,351 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 55,623
893,620 Woodward Capital Management,
2.50%, 01/25/52 (a)(c) 766,175
16,828,507
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $54,981,733) 49,276,642
Corporate Bonds - 27.2%
Communication Services - 2.2%
1,400,000 Alphabet, Inc., 2.25%, 08/15/60 788,673
1,220,000 AT&T, Inc., 4.30%, 12/15/42 1,000,881
1,200,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,055,924
458,000 Netflix, Inc., 4.38%, 11/15/26 440,825

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 800,000 Verizon Communications, Inc., 3.55%,
03/22/51 $ 569,883
3,856,186
Consumer Discretionary - 4.7%
740,000 AMC Networks, Inc., 4.25%, 02/15/29 461,092
525,000 Comcast Corp., 4.15%, 10/15/28 503,447
1,355,000 Dollar General Corp., 3.50%, 04/03/30 1,219,020
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 677,969
413,000 Lennar Corp., 4.50%, 04/30/24 407,479
1,265,000 Levi Strauss & Co., 3.50%, 03/01/31 (a) 1,004,018
1,505,000 McDonald's Corp., 3.63%, 09/01/49 1,132,120
810,000 Newell Brands, Inc., 4.45%, 04/01/26 762,044
1,195,000 NIKE, Inc., 3.88%, 11/01/45 1,033,702
1,267,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,086,513
8,287,404
Consumer Staples - 0.3%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 516,750
Financials - 8.5%
575,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 547,618
1,425,000 Bank of America Corp., 2.69%,
04/22/32 (c) 1,140,547
1,330,000 CBRE Services, Inc., 2.50%, 04/01/31 1,048,299
1,310,000 Citigroup, Inc., 4.91%, 05/24/33 (c) 1,226,727
1,414,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,154,241
1,465,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 1,228,573
920,000 KeyCorp, MTN, 2.25%, 04/06/27 814,340
1,330,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,217,953
835,000 Regions Financial Corp., 1.80%,
08/12/28 708,368
1,202,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 1,175,556
947,000 The Chubb Corp., 6.80%, 11/15/31 1,016,031
1,505,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33 (c) 1,222,031
1,230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,072,031
1,480,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 1,225,538
14,797,853
Industrials - 5.1%
1,299,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,051,068
1,260,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,094,926
Principal
Amount
Security
Description Value
$ 1,200,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 $ 1,084,911
896,000 Harman International Industries, Inc.,
4.15%, 05/15/25 871,168
1,262,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,145,382
1,197,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,116,851
815,000 TTX Co., 4.60%, 02/01/49 (a) 703,075
813,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 776,422
1,535,000 Waste Management, Inc., 1.50%,
03/15/31 1,200,123
9,043,926
Information Technology - 3.6%
1,153,000 eBay, Inc., 3.60%, 06/05/27 1,086,509
1,325,000 NVIDIA Corp., 3.50%, 04/01/50 1,000,054
1,175,000 Oracle Corp., 2.30%, 03/25/28 1,017,750
1,175,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,010,344
1,303,000 TSMC Global, Ltd., 1.38%,
09/28/30 (a) 999,706
1,345,000 Xilinx, Inc., 2.38%, 06/01/30 1,130,950
6,245,313
Materials - 1.1%
1,111,000 Albemarle Corp., 5.45%, 12/01/44 1,003,942
959,000 The Mosaic Co., 5.45%, 11/15/33 932,584
1,936,526
Real Estate - 0.7%
1,230,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,141,122
Utilities - 1.0%
1,059,000 PacifiCorp, 6.25%, 10/15/37 1,127,753
740,000 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34 (a) 702,386
1,830,139
Total Corporate Bonds (Cost $55,732,849) 47,655,219
Government & Agency Obligations - 44.0%
GOVERNMENT SECURITIES - 20.1%
Municipals - 1.5%
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 259,741
385,000 City of San Antonio TX Electric & Gas
Systems Revenue, Texas RB, 4.37%,
02/01/42 333,884
121,564 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 117,179
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 365,912

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 505,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 $ 522,863
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 297,815
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 98,671
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 231,261
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 443,460
2,670,786
Treasury Inflation Index Securities - 1.0%
1,693,096 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 1,670,304
U.S. Treasury Securities - 17.6%
8,795,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,085,216
2,970,000 U.S. Treasury Note, 2.25%, 02/15/27 2,763,840
5,860,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 4,993,819
11,525,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 9,776,891
7,940,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,243,812
30,863,578
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 23.9%
Federal Home Loan Mortgage Corp. - 10.1%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 673,207
416,632 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 398,441
8,463 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 8,259
1,039,173 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 885,859
1,129,515 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 1,059,878
1,829,906 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,763,084
428,865 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 402,543
1,808,956 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,708,038
146,684 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 145,553
135,920 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 134,870
1,032,538 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 939,480
Principal
Amount
Security
Description Value
$ 325,273 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 $ 322,453
357,079 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 342,022
709,860 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 681,127
827,003 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 134,531
164,227 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 162,316
16,002 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 15,912
6,532 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 6,517
23,655 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 23,353
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 902,602
298,343 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 281,867
712,655 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 665,783
601,627 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 586,323
362,022 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 338,853
595,377 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 543,288
797,333 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 729,609
609,768 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 543,237
384,842 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 362,116
826,815 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 738,194
514,566 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 461,223
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,308,325
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 433,328
17,702,191
Federal National Mortgage Association - 12.6%
84,640 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 86,434
66,681 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 66,102
8,179 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 8,205

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 3,226 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 $ 3,149
62,241 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 61,654
378,824 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 344,681
8,685 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 8,477
144,010 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 142,724
24,911 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 26,006
307,016 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 295,834
97,118 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 94,032
168,408 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27 (c) 157,163
2,014,913 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,807,484
1,232,920 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,122,416
309,075 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 296,170
433,779 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 426,931
626,280 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 599,883
341,099 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 322,352
511,032 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 489,276
511,372 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 487,911
402,625 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 357,004
405,089 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 376,572
1,207,522 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 1,061,721
1,482,857 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,308,330
3,289,165 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,897,234
2,382,058 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 2,174,525
1,981,861 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,872,464
149,843 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 143,176
280,715 Federal National Mortgage Association
Interest Only, 2.67%, 01/25/39 (c) 4,429
Principal
Amount
Security
Description Value
$ 1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 $ 1,759,643
927,560 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 828,629
438,146 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 409,298
182,665 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 177,551
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 912,663
869,195 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 866,560
21,996,683
Government National Mortgage Association - 1.2%
460,645 Government National Mortgage
Association, 2.85%, 04/16/50 441,091
376,379 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 361,610
434,116 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 388,539
890,115 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 898,913
2,090,153
Total Government & Agency Obligations (Cost
$85,365,193) 76,993,695
Shares
Security
Description Value
Short-Term Investments - 0.2%
Investment Company - 0.2%
384,051 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.05% (g) 384,051
Total Short-Term Investments (Cost $384,051) 384,051
Investments, at value - 99.6% (Cost $196,463,826) 174,309,607
Other assets in excess of liabilities - 0.4% 691,144
NET ASSETS - 100.0% $ 175,000,751
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2022, the aggregate value of these liquid securities were
$47,099,783 or 26.9% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2022.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2022.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2022.
(e) Perpetual maturity security.

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
INCOME FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 97.0%
GOVERNMENT SECURITIES - 95.4%
Municipals - 95.4%
Nebraska - 93.6%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 261,741
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 312,709
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 283,983
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 346,919
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 207,129
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 182,587
150,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 01/01/24 151,561
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 244,793
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 322,358
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 213,166
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 216,643
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 48,401
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 103,091
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 343,542
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 726,313
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 81,031
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 355,477
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 344,994
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 158,910
Principal
Amount
Security
Description Value
$ 430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 $ 449,550
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 308,246
160,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 154,675
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 349,268
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 375,650
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 235,204
200,000 City of Lincoln NE, Nebraska GO,
5.00%, 11/15/34 228,382
195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 189,152
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,674
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 191,963
150,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/33 158,968
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 376,088
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 226,103
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 599,530
355,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
01/15/28 387,077
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 249,626
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 357,419
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 286,812
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 304,074
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 437,435
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 245,184
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 120,444
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 306,740
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 177,585

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 $ 416,607
265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 248,318
280,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 314,879
260,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/27 284,452
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,164,662
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 199,394
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 234,827
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 735,709
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 178,336
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 579,977
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 260,024
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 93,831
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 240,005
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 205,885
325,000 Douglas County School District No. 17/
NE, Nebraska GO, 4.00%, 12/15/41 329,014
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 682,672
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 760,411
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 299,700
250,000 Douglas County School District No. 59/
NE, Nebraska GO, 4.00%, 06/15/34 258,136
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 265,035
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 417,486
65,000 Grand Island Electric Department,
Nebraska RB, 5.00%, 08/15/27 66,219
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 556,821
Principal
Amount
Security
Description Value
$ 400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 $ 380,617
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 509,063
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 729,558
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 291,393
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 519,287
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 318,001
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 303,469
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 220,189
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 499,735
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 502,322
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 954,426
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 277,595
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 525,755
300,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 307,222
250,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 286,863
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 210,934
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 470,147
290,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 278,444
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 348,982
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 493,158
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 143,424
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 208,912

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) $ 493,079
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 314,087
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 417,035
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 319,344
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 419,615
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 634,069
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 370,144
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,045,324
300,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 337,473
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 401,218
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 333,410
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 790,177
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 522,910
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 175,045
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 606,204
1,000,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 983,043
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 167,475
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 278,562
245,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 260,257
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,588
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 791,291
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 159,920
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 85,255
Principal
Amount
Security
Description Value
$ 100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 $ 99,996
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 100,180
30,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 30,002
320,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 365,821
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 312,323
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 310,085
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 414,380
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 285,579
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 270,540
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 521,529
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 370,029
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,701,298
100,000 Westside Community Schools, Nebraska
GO, 2.30%, 12/01/28 96,058
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 435,993
45,122,431
North Dakota - 1.0%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 484,027
South Dakota - 0.8%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 423,354
46,029,812
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.6%
Federal Home Loan Mortgage Corp. - 1.6%
297,261 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41 (b) 227,171
591,975 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 535,103
762,274
Total Government & Agency Obligations (Cost
$49,285,348) 46,792,086

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 2.5%
Investment Company - 2.5%
1,192,775 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.05% (c) $ 1,192,775
Total Short-Term Investments (Cost $1,192,775) 1,192,775
Investments, at value - 99.5% (Cost $50,478,123) 47,984,861
Other assets in excess of liabilities - 0.5% 233,370
NET ASSETS - 100.0% $ 48,218,231
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2022.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2022, the aggregate value of these liquid securities were
$227,171 or 0.5% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 58.5%
Communication Services - 4.4%
6,975 Activision Blizzard, Inc. $ 533,936
12,900 Alphabet, Inc., Class C (a) 1,144,617
14,900 Comcast Corp., Class A 521,053
2,335 Meta Platforms, Inc., Class A (a) 280,994
13,700 Verizon Communications, Inc. 539,780
3,020,380
Consumer Discretionary - 5.9%
11,740 Amazon.com, Inc. (a) 986,160
228 Booking Holdings, Inc. (a) 459,484
11,550 Gentex Corp. 314,968
3,605 NIKE, Inc., Class B 421,821
810 O'Reilly Automotive, Inc. (a) 683,664
900 Pool Corp. 272,097
5,500 Rent-A-Center, Inc./TX, Class A 124,025
4,150 Royal Caribbean Cruises, Ltd. (a) 205,135
1,825 The Home Depot, Inc. 576,445
4,043,799
Consumer Staples - 4.4%
6,250 Church & Dwight Co., Inc. 503,812
2,250 Constellation Brands, Inc., Class A 521,437
1,385 Costco Wholesale Corp. 632,253
5,980 Lamb Weston Holdings, Inc. 534,373
6,050 Walmart, Inc. 857,830
3,049,705
Energy - 2.5%
1,050 Diamondback Energy, Inc. 143,619
2,290 EOG Resources, Inc. 296,601
8,075 Exxon Mobil Corp. 890,672
3,500 Phillips 66 364,280
1,695,172
Financials - 6.4%
8,700 Brown & Brown, Inc. 495,639
3,290 Chubb, Ltd. 725,774
3,050 CME Group, Inc. 512,888
5,500 Equitable Holdings, Inc. 157,850
5,800 First American Financial Corp. 303,572
4,950 JPMorgan Chase & Co. 663,795
7,750 KeyCorp 135,005
1,190 Moody's Corp. 331,558
4,200 Morgan Stanley 357,084
2,060 The PNC Financial Services Group, Inc. 325,356
9,200 Wells Fargo & Co. 379,868
4,388,389
Health Care - 9.0%
6,965 Abbott Laboratories 764,687
2,600 AMN Healthcare Services, Inc. (a) 267,332
4,760 Edwards Lifesciences Corp. (a) 355,144
3,135 Eli Lilly & Co. 1,146,908
8,725 Horizon Therapeutics PLC (a) 992,905
1,355 Humana, Inc. 694,017
Shares
Security
Description Value
4,300 Lantheus Holdings, Inc. (a) $ 219,128
2,549 LHC Group, Inc. (a) 412,148
1,455 Thermo Fisher Scientific, Inc. 801,254
3,430 Zoetis, Inc. 502,667
6,156,190
Industrials - 5.5%
4,800 AMETEK, Inc. 670,656
1,000 Cintas Corp. 451,620
17,400 CSX Corp. 539,052
4,450 MasTec, Inc. (a) 379,719
7,207 Raytheon Technologies Corp. 727,330
4,600 The Timken Co. 325,082
4,205 Waste Management, Inc. 659,680
3,753,139
Information Technology - 13.9%
1,435 Adobe, Inc. (a) 482,921
18,680 Apple, Inc. 2,427,092
1,995 CDW Corp. 356,267
2,932 Entegris, Inc. 192,310
4,875 Fiserv, Inc. (a) 492,716
2,230 FleetCor Technologies, Inc. (a) 409,606
2,350 Mastercard, Inc., Class A 817,165
5,900 Microchip Technology, Inc. 414,475
9,425 Microsoft Corp. 2,260,304
4,480 NVIDIA Corp. 654,707
1,010 Paycom Software, Inc. (a) 313,413
4,100 Perficient, Inc. (a) 286,303
3,925 QUALCOMM, Inc. 431,515
9,538,794
Materials - 1.9%
4,890 Berry Global Group, Inc. 295,503
2,665 FMC Corp. 332,592
1,690 Linde PLC 551,244
19,231 PureCycle Technologies, Inc. (a) 130,002
1,309,341
Real Estate - 2.4%
2,290 American Tower Corp. REIT 485,160
11,590 First Industrial Realty Trust, Inc. REIT 559,333
4,145 Sun Communities, Inc. REIT 592,735
1,637,228
Utilities - 2.2%
2,580 American Water Works Co., Inc. 393,244
4,615 Atmos Energy Corp. 517,203
7,370 NextEra Energy, Inc. 616,132
1,526,579
Total Common Stocks (Cost $24,696,597) 40,118,716

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 9.8%
Asset Backed Securities - 4.5%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46 (b) $ 132,385
182,807 American Homes 4 Rent Trust, 3.68%,
12/17/36 (b) 175,985
50,000 AMSR Trust, 1.63%, 07/17/37 (b) 45,255
110,998 AXIS Equipment Finance Receivables
IX, LLC, 0.75%, 11/20/26 (b) 106,952
210,000 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28 (b) 207,682
84,461 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c) 81,290
250,000 CCG Receivables Trust, 3.91%,
07/16/29 (b) 245,287
236,158 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 210,793
114,206 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61 (b) 98,752
63,002 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 58,639
34,111 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 32,682
105,000 DLLMT, LLC, 1.00%, 07/21/25 (b) 99,669
52,020 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45 (b) 44,859
135,000 FRTKL 2021-SFR1, 1.57%,
09/17/38 (b) 115,344
130,000 Navient Student Loan Trust (USD 1
Month LIBOR + 1.60%), 5.92%,
10/15/31 (b)(d) 128,646
133,319 NMEF Funding, LLC, 2.58%,
10/16/28 (b) 128,572
65,000 NMEF Funding, LLC, 6.07%,
06/15/29 (b) 64,895
99,942 North Texas Higher Education
Authority, Inc. (USD 1 Month LIBOR
+ 0.57%), 4.96%, 09/25/61 (d) 96,307
60,741 Pawneee Equipment Receivables,
1.10%, 07/15/27 (b) 58,267
17,456 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
5.45%, 12/24/33 (b)(d) 17,305
119,863 Progress Residential Trust, 1.52%,
07/17/38 (b) 103,641
127,962 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 6.01%,
04/15/29 (d) 127,673
52,201 SMB Private Education Loan Trust,
2.70%, 05/15/31 (b) 49,984
Principal
Amount
Security
Description Value
$ 203,235 SoFi Professional Loan Program Trust,
1.14%, 02/15/47 (b) $ 167,127
144,250 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 140,751
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46 (b) 60,455
131,683 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 108,974
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45 (b) 158,746
3,066,917
Non-Agency Commercial Mortgage Backed Securities - 3.9%
375,000 American Tower Trust I, 3.07%,
03/15/23 (b) 372,900
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37 (b)(c) 135,307
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 180,962
97,481 BX Commercial Mortgage Trust,
5.35%, 02/15/39 (b)(d) 93,927
160,000 BX Trust (USD 1 Month LIBOR +
0.95%), 5.27%, 09/15/36 (b)(d) 150,838
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 120,434
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 154,099
185,000 Goldman Sachs Mortgage Securities
Trust (USD 1 Month LIBOR +
0.89%), 5.20%, 11/15/36 (b)(d) 178,722
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 171,960
92,528 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 88,715
116,464 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 109,826
143,960 KNDR 2021-KIND A (USD 1
Month LIBOR + 0.95%), 5.27%,
08/15/38 (b)(d) 135,966
125,000 ReadyCap Commercial Morgage Trust
CLO, 5.59%, 01/25/37 (b)(d) 121,525
75,000 SREIT Trust (USD 1 Month LIBOR +
0.58%), 4.89%, 07/15/36 (b)(d) 71,989
80,953 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41 (b)(c) 74,004
130,000 Tricon Residential Trust, 3.86%,
04/17/39 (b) 120,121
100,000 TRTX Issuer, Ltd. CLO, 5.46%,
02/15/39 (b)(d) 96,247
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 72,020

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 $ 136,178
114,721 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51 (b)(c) 93,723
2,679,463
Non-Agency Residential Mortgage Backed Securities - 1.4%
107,113 Angel Oak Mortgage Trust, 3.35%,
01/25/67 (b)(c) 96,700
35,221 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 5.26%, 12/25/33 (b)(d) 33,400
145,666 Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c) 123,950
54,995 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(c) 53,086
58,806 Cascade Funding Mortgage Trust, LLC,
0.80%, 02/25/31 (b)(c) 56,697
46,576 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(c) 43,957
14,250 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(c) 13,225
114,546 Credit Suisse Mortgage Trust, 3.25%,
04/25/47 (b)(c) 101,707
74,026 Finance of America HECM Buyout,
2.69%, 02/25/32 (b)(c) 71,339
90,202 Finance of America Structured Securities
Trust, 1.50%, 04/25/51 82,794
29,199 Freddie Mac Whole Loan Securities,
3.66%, 09/25/45 (c) 28,493
27,228 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(c) 25,298
160,844 Onslow Bay Financial LLC, 3.00%,
02/25/52 (b)(c) 142,196
144,904 Towd Point Mortgage Trust, 2.25%,
11/25/61 (b)(c) 129,279
1,002,121
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,325,732) 6,748,501
Corporate Bonds - 12.5%
Communication Services - 1.1%
348,000 AT&T, Inc., 4.30%, 02/15/30 327,676
150,000 Meta Platforms, Inc., 3.85%, 08/15/32 131,991
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 304,790
764,457
Consumer Discretionary - 1.4%
240,000 Dollar General Corp., 3.50%, 04/03/30 215,915
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 96,853
315,000 McDonald's Corp., 2.13%, 03/01/30 263,504
50,000 Newell Brands, Inc., 4.45%, 04/01/26 47,040
50,000 Starbucks Corp., 2.00%, 03/12/27 44,671
Principal
Amount
Security
Description Value
$ 265,000 The Walt Disney Co., 2.65%, 01/13/31 $ 226,195
75,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 74,864
969,042
Consumer Staples - 0.2%
165,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 153,074
Financials - 4.9%
275,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 257,639
326,000 CBRE Services, Inc., 2.50%, 04/01/31 256,951
280,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 261,651
270,000 CME Group, Inc., 3.00%, 03/15/25 260,880
310,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 253,051
310,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 259,971
110,000 KeyCorp, MTN, 2.25%, 04/06/27 97,367
50,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 49,239
290,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 265,569
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 69,856
225,000 Regions Financial Corp., 1.80%,
08/12/28 190,877
100,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65 (c)(e) 97,800
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 214,793
275,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 261,834
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 200,461
325,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31 (c) 269,122
3,267,061
Health Care - 0.2%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 96,543
37,000 Becton Dickinson and Co., 3.73%,
12/15/24 36,080
132,623
Industrials - 2.5%
255,000 Agilent Technologies, Inc., 2.10%,
06/04/30 206,330
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 217,247
300,000 Harman International Industries, Inc.,
4.15%, 05/15/25 291,686

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
BALANCED FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 $ 235,974
170,000 TTX Co., 3.60%, 01/15/25 (b) 163,878
175,000 Union Pacific Corp., 3.95%, 09/10/28 168,220
250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) 238,752
335,000 Waste Management, Inc., 1.50%,
03/15/31 261,916
1,784,003
Information Technology - 2.2%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 138,627
235,000 eBay, Inc., 3.60%, 06/05/27 221,448
140,000 NVIDIA Corp., 2.85%, 04/01/30 122,123
130,000 Oracle Corp., 3.40%, 07/08/24 126,827
155,000 Oracle Corp., 2.30%, 03/25/28 134,256
313,000 QUALCOMM, Inc., 2.15%, 05/20/30 264,811
280,000 TSMC Global, Ltd., 1.38%,
09/28/30 (b) 214,826
310,000 Xilinx, Inc., 2.38%, 06/01/30 260,665
1,483,583
Total Corporate Bonds (Cost $9,609,260) 8,553,843
Government & Agency Obligations - 15.5%
GOVERNMENT SECURITIES - 14.8%
Municipals - 0.2%
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 94,047
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 41,863
135,910
Treasury Inflation Index Securities - 0.4%
267,205 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 262,984
U.S. Treasury Securities - 14.2%
340,000 U.S. Treasury Note, 2.75%, 11/15/23 334,209
1,005,000 U.S. Treasury Note, 2.13%, 11/30/24 962,013
3,095,000 U.S. Treasury Note, 2.13%, 05/15/25 2,941,096
2,585,000 U.S. Treasury Note, 2.25%, 02/15/27 2,405,565
1,805,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 1,538,199
1,860,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 1,577,876
9,758,958
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.5%
61,203 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54 (g) 59,677
41,840 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 39,272
22,608 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 22,076
Principal
Amount
Security
Description Value
$ 240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 $ 207,946
328,971
Federal National Mortgage Association - 0.1%
17,086 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 16,771
65,722 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29 (c) 61,395
78,166
Government National Mortgage Association - 0.1%
63,695 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 61,196
Total Government & Agency Obligations (Cost
$11,176,155) 10,626,185
Shares
Security
Description Value
Short-Term Investments - 3.5%
Investment Company - 3.5%
2,418,146 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.05% (h) 2,418,146
Total Short-Term Investments (Cost $2,418,146) 2,418,146
Investments, at value - 99.8% (Cost $55,225,890) 68,465,391
Other assets in excess of liabilities - 0.2% 137,896
NET ASSETS - 100.0% $ 68,603,287
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of December
31, 2022, the aggregate value of these liquid securities were $6,883,410 or
10.0% of net assets.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2022.
(d) Floating rate security. Rate presented is as of December 31, 2022.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2022.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
CLO Collateralized Loan Obligation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.7%
Communication Services - 1.9%
1,483 Nexstar Media Group, Inc., Class A $ 259,569
Consumer Discretionary - 10.4%
2,301 Burlington Stores, Inc. (a) 466,551
2,107 Dorman Products, Inc. (a) 170,393
1,442 LGI Homes, Inc. (a) 133,529
6,053 Ollie's Bargain Outlet Holdings, Inc. (a) 283,523
1,661 Tractor Supply Co. 373,675
1,427,671
Consumer Staples - 3.5%
1,061 Casey's General Stores, Inc. 238,035
478 Coca-Cola Consolidated, Inc. 244,908
482,943
Energy - 4.5%
13,232 CNX Resources Corp. (a) 222,827
8,006 Marathon Oil Corp. 216,722
5,234 SM Energy Co. 182,300
621,849
Financials - 15.8%
6,895 Atlantic Union Bankshares Corp. 242,290
3,030 Brown & Brown, Inc. 172,619
1,685 Cullen/Frost Bankers, Inc. 225,284
219 Markel Corp. (a) 288,530
4,935 Moelis & Co., Class A 189,356
3,265 Selective Insurance Group, Inc. 289,312
3,833 SouthState Corp. 292,688
4,675 Stifel Financial Corp. 272,880
2,317 UMB Financial Corp. 193,516
2,166,475
Health Care - 11.5%
2,398 AMN Healthcare Services, Inc. (a) 246,562
989 ICON PLC (a) 192,113
3,330 Integra LifeSciences Holdings Corp. (a) 186,713
802 Molina Healthcare, Inc. (a) 264,837
3,330 Omnicell , Inc. (a) 167,899
2,479 Pacira BioSciences , Inc. (a) 95,714
3,022 PerkinElmer, Inc. 423,745
1,577,583
Industrials - 18.7%
835 CACI International, Inc., Class A (a) 250,993
1,175 Carlisle Cos., Inc. 276,889
2,860 EnerSys 211,182
3,241 Fortune Brands Innovations, Inc. 185,094
2,244 Forward Air Corp. 235,373
3,590 Franklin Electric Co., Inc. 286,302
2,204 ICF International, Inc. 218,306
2,309 Oshkosh Corp. 203,631
1,888 Quanta Services, Inc. 269,040
2,625 Robert Half International, Inc. 193,804
1,621 Tetra Tech, Inc. 235,353
2,565,967
Shares
Security
Description Value
Information Technology - 20.2%
3,274 Ambarella , Inc. (a) $ 269,221
3,906 Black Knight, Inc. (a) 241,195
3,646 Blackbaud , Inc. (a) 214,604
1,248 Broadridge Financial Solutions, Inc. 167,394
9,594 Cambium Networks Corp. (a) 207,902
2,520 Diodes, Inc. (a) 191,873
899 ExlService Holdings, Inc. (a) 152,318
1,337 Littelfuse , Inc. 294,407
3,095 MKS Instruments, Inc. 262,239
3,598 Power Integrations, Inc. 258,049
2,350 PTC, Inc. (a) 282,094
1,969 Qualys , Inc. (a) 220,981
2,762,277
Materials - 3.7%
1,596 Balchem Corp. 194,888
3,249 RPM International, Inc. 316,615
511,503
Real Estate - 5.8%
3,201 Agree Realty Corp. REIT 227,047
11,198 Easterly Government Properties, Inc.
REIT 159,796
1,224 Jones Lang LaSalle, Inc. (a) 195,069
2,196 Lamar Advertising Co., Class A REIT 207,302
789,214
Utilities - 2.7%
3,444 IDACORP, Inc. 371,435
Total Common Stocks (Cost $12,905,668) 13,536,486
Shares
Security
Description Value
Short-Term Investments - 5.8%
Investment Company - 5.8%
796,939 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.05% (b) 796,939
Total Short-Term Investments (Cost $796,939) 796,939
Investments, at value - 104.5% (Cost $13,702,607) 14,333,425
Other liabilities in excess of assets - (4.5)% (622,922)
NET ASSETS - 100.0% $ 13,710,503

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 99.1%
Communication Services - 1.4%
755,577 Gray Television, Inc. $ 8,454,907
Consumer Discretionary - 11.4%
142,874 Boot Barn Holdings, Inc. (a) 8,932,482
131,258 Dorman Products, Inc. (a) 10,614,834
258,227 La-Z-Boy, Inc. 5,892,740
66,065 LGI Homes, Inc. (a) 6,117,619
174,647 Monarch Casino & Resort, Inc. (a) 13,428,608
294,058 Movado Group, Inc. 9,483,371
176,682 Ollie's Bargain Outlet Holdings, Inc. (a) 8,275,785
134,673 Patrick Industries, Inc. 8,161,184
70,906,623
Consumer Staples - 1.8%
21,949 Coca-Cola Consolidated, Inc. 11,245,790
Energy - 4.9%
666,753 CNX Resources Corp. (a) 11,228,120
281,508 Northern Oil and Gas, Inc. 8,676,077
1,139,673 Permian Resources Corp. 10,712,926
30,617,123
Financials - 16.9%
384,906 Atlantic Union Bankshares Corp. 13,525,597
231,772 BRP Group, Inc., Class A (a) 5,826,748
204,299 Mercantile Bank Corp. 6,839,930
274,949 Moelis & Co., Class A 10,549,793
160,111 Origin Bancorp, Inc. 5,876,074
233,880 Seacoast Banking Corp. of Florida 7,294,717
209,314 Selective Insurance Group, Inc. 18,547,313
147,101 SouthState Corp. 11,232,632
186,698 Stewart Information Services Corp. 7,977,606
93,392 Stifel Financial Corp. 5,451,291
67,082 UMB Financial Corp. 5,602,689
168,687 United Bankshares , Inc. 6,830,137
105,554,527
Health Care - 13.8%
74,132 Addus HomeCare Corp. (a) 7,375,393
77,039 AMN Healthcare Services, Inc. (a) 7,921,150
370,225 Avanos Medical, Inc. (a) 10,018,288
84,545 Harmony Biosciences Holdings, Inc. (a) 4,658,430
183,877 Integer Holdings Corp. (a) 12,588,219
185,621 Integra LifeSciences Holdings Corp. (a) 10,407,769
53,734 Medpace Holdings, Inc. (a) 11,413,639
179,918 Omnicell , Inc. (a) 9,071,466
112,288 Pacira BioSciences , Inc. (a) 4,335,440
226,394 Supernus Pharmaceuticals, Inc. (a) 8,075,474
85,865,268
Industrials - 19.0%
128,859 American Woodmark Corp. (a) 6,296,051
263,533 Barnes Group, Inc. 10,765,323
127,769 Comfort Systems USA, Inc. 14,703,657
68,318 CSW Industrials, Inc. 7,920,106
143,177 EnerSys 10,572,190
121,083 EnPro Industries, Inc. 13,160,511
Shares
Security
Description Value
121,083 Forward Air Corp. $ 12,700,396
158,294 Franklin Electric Co., Inc. 12,623,946
105,384 ICF International, Inc. 10,438,285
182,940 Kforce , Inc. 10,030,600
181,328 Korn Ferry 9,178,823
118,389,888
Information Technology - 17.9%
113,306 Advanced Energy Industries, Inc. 9,719,389
104,076 Ambarella , Inc. (a) 8,558,170
374,367 Benchmark Electronics, Inc. 9,991,855
224,504 Blackbaud , Inc. (a) 13,214,305
435,199 Cambium Networks Corp. (a) 9,430,762
171,449 Cass Information Systems, Inc. 7,855,793
206,916 CTS Corp. 8,156,629
143,322 Diodes, Inc. (a) 10,912,537
57,125 ExlService Holdings, Inc. (a) 9,678,689
155,605 Onto Innovation, Inc. (a) 10,595,144
94,991 Power Integrations, Inc. 6,812,755
53,491 SPS Commerce, Inc. (a) 6,869,849
111,795,877
Materials - 3.1%
79,220 Balchem Corp. 9,673,554
125,007 Kaiser Aluminum Corp. 9,495,532
19,169,086
Real Estate - 5.9%
162,509 Agree Realty Corp. REIT 11,526,763
546,252 Easterly Government Properties, Inc.
REIT 7,795,016
285,772 Marcus & Millichap, Inc. 9,844,845
767,413 Sunstone Hotel Investors, Inc. REIT 7,413,210
36,579,834
Utilities - 3.0%
57,198 Chesapeake Utilities Corp. 6,759,660
111,198 IDACORP, Inc. 11,992,704
18,752,364
Total Common Stocks (Cost $477,093,761) 617,331,287
Shares
Security
Description Value
Short-Term Investments - 0.8%
Investment Company - 0.8%
4,915,604 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.05% (b) 4,915,604
Total Short-Term Investments (Cost $4,915,604) 4,915,604
Investments, at value - 99.9% (Cost $482,009,365) 622,246,891
Other assets in excess of liabilities - 0.1% 931,162
NET ASSETS - 100.0% $ 623,178,053

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2022 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2022
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2022.
REIT
Real Estate Investment Trust

Notes to Schedules of Portfolio Investments
December 31, 2022
(Unaudited)
Quarterly Report 2022

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser, as defined in Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
December 31, 2022
(Unaudited)
Quarterly Report 2022

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2022, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 47,603,953 $ – $ 47,603,953
Non-Agency Commercial Mortgage Backed Securities – 34,894,110 – 34,894,110
Non-Agency Residential Mortgage Backed Securities – 16,660,139 – 16,660,139
Corporate Bonds – 64,605,582 – 64,605,582
Government & Agency Obligations – 47,315,713 – 47,315,713
Preferred Stocks 448,630 – – 448,630
Short-Term Investments 663,336 – – 663,336
Total $ 1,111,966 $ 211,079,497 $ – $ 212,191,463
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 17,985,517 $ – $ 17,985,517
Non-Agency Commercial Mortgage Backed Securities – 14,462,618 – 14,462,618
Non-Agency Residential Mortgage Backed Securities – 16,828,507 – 16,828,507
Corporate Bonds – 47,655,219 – 47,655,219
Government & Agency Obligations – 76,993,695 – 76,993,695
Short-Term Investments 384,051 – – 384,051
Total $ 384,051 $ 173,925,556 $ – $ 174,309,607

Notes to Schedules of Portfolio Investments
December 31, 2022
(Unaudited)
Quarterly Report 2022

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities
(“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 46,792,086 $ – $ 46,792,086
Short-Term Investments 1,192,775 – – 1,192,775
Total $ 1,192,775 $ 46,792,086 $ – $ 47,984,861
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 40,118,716 $ – $ – $ 40,118,716
Asset Backed Securities – 3,066,917 – 3,066,917
Non-Agency Commercial Mortgage Backed Securities – 2,679,463 – 2,679,463
Non-Agency Residential Mortgage Backed Securities – 1,002,121 – 1,002,121
Corporate Bonds – 8,553,843 – 8,553,843
Government & Agency Obligations – 10,626,185 – 10,626,185
Short-Term Investments 2,418,146 – – 2,418,146
Total $ 42,536,862 $ 25,928,529 $ – $ 68,465,391
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 13,536,486 $ – $ – $ 13,536,486
Short-Term Investments 796,939 – – 796,939
Total $ 14,333,425 $ – $ – $ 14,333,425
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 617,331,287 $ – $ – $ 617,331,287
Short-Term Investments 4,915,604 – – 4,915,604
Total $ 622,246,891 $ – $ – $ 622,246,891

Notes to Schedules of Portfolio Investments
December 31, 2022
(Unaudited)
Quarterly Report 2022

Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.